Schedule of Investments (unaudited)
July 31, 2024
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 2.6%
Alexander & Baldwin, Inc.	165,253	$ 3,257,137
Alpine Income Property Trust, Inc.	28,777	499,856
American Assets Trust, Inc.	108,003	2,864,240
Armada Hoffler Properties, Inc.	150,205	1,784,435
Broadstone Net Lease, Inc.	425,871	7,414,414
CTO Realty Growth, Inc.	50,847	1,020,499
Empire State Realty Trust, Inc., Class A	303,157	3,265,001
Essential Properties Realty Trust, Inc.	393,895	11,655,353
Gladstone Commercial Corp.	91,839	1,382,177
Global Net Lease, Inc.	454,543	3,954,524
NexPoint Diversified Real Estate Trust	76,091	481,656
One Liberty Properties, Inc.	36,454	962,021
WP Carey, Inc.	492,871	28,492,873
		67,034,186
Health Care REITs — 13.8%
Alexandria Real Estate Equities, Inc.	394,034	46,216,248
American Healthcare REIT, Inc.	148,217	2,362,579
CareTrust REIT, Inc.	306,007	8,249,949
Community Healthcare Trust, Inc.	61,557	1,339,480
Diversified Healthcare Trust	487,209	1,627,278
Global Medical REIT, Inc.	138,210	1,319,905
Healthcare Realty Trust, Inc.	864,728	15,297,038
Healthpeak Properties, Inc.	1,612,517	35,185,121
LTC Properties, Inc.	97,211	3,471,405
Medical Properties Trust, Inc.(a)	1,350,879	6,497,728
National Health Investors, Inc.	94,505	7,074,644
Omega Healthcare Investors, Inc.	561,182	20,427,025
Sabra Health Care REIT, Inc.	522,434	8,479,104
Universal Health Realty Income Trust	29,313	1,253,131
Ventas, Inc.	917,395	49,942,984
Welltower, Inc.	1,346,628	149,812,365
		358,555,984
Hotel & Resort REITs — 3.1%
Apple Hospitality REIT, Inc.	514,651	7,611,688
Braemar Hotels & Resorts, Inc.	153,566	545,159
Chatham Lodging Trust	109,300	960,747
DiamondRock Hospitality Co.	475,110	3,910,155
Host Hotels & Resorts, Inc.	1,585,346	27,759,409
Park Hotels & Resorts, Inc.	472,423	7,114,690
Pebblebrook Hotel Trust(a)	270,510	3,703,282
RLJ Lodging Trust	345,022	3,257,008
Ryman Hospitality Properties, Inc.	132,404	13,307,926
Service Properties Trust	372,793	2,113,736
Summit Hotel Properties, Inc.	235,592	1,493,653
Sunstone Hotel Investors, Inc.	460,802	4,773,909
Xenia Hotels & Resorts, Inc.	230,861	3,204,351
		79,755,713
Industrial REITs — 15.2%
Americold Realty Trust, Inc.	646,297	19,317,817
EastGroup Properties, Inc.	108,652	20,316,838
First Industrial Realty Trust, Inc.	300,364	16,435,918
Industrial Logistics Properties Trust	148,089	761,177
Innovative Industrial Properties, Inc.	63,659	7,817,962
LXP Industrial Trust	656,436	6,761,291
Plymouth Industrial REIT, Inc.	90,583	2,166,745
Prologis, Inc.	2,102,936	265,075,083
Rexford Industrial Realty, Inc.	490,467	24,577,301
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	411,566	$ 16,796,009
Terreno Realty Corp.	215,654	14,752,890
		394,779,031
Office REITs — 4.1%
Brandywine Realty Trust	378,052	1,905,382
BXP, Inc.	357,206	25,472,360
City Office REIT, Inc.	91,846	555,668
COPT Defense Properties	254,233	7,365,130
Cousins Properties, Inc.	344,527	9,477,938
Douglas Emmett, Inc.	321,437	5,171,921
Easterly Government Properties, Inc.	219,588	3,058,861
Highwoods Properties, Inc.	237,270	7,348,252
Hudson Pacific Properties, Inc.	305,767	1,831,544
JBG SMITH Properties	197,927	3,236,107
Kilroy Realty Corp.	265,814	9,827,144
NET Lease Office Properties(a)	33,655	993,159
Office Properties Income Trust	109,156	271,798
Orion Office REIT, Inc.	132,224	535,507
Paramount Group, Inc.	416,799	2,184,027
Peakstone Realty Trust, Class E	82,858	1,125,212
Piedmont Office Realty Trust, Inc., Class A	278,772	2,411,378
Postal Realty Trust, Inc., Class A	49,893	746,399
SL Green Realty Corp.	150,277	10,014,459
Vornado Realty Trust	398,602	11,954,074
		105,486,320
Residential REITs — 16.5%
American Homes 4 Rent, Class A	767,954	27,715,460
Apartment Investment & Management Co., Class A(b)	323,186	2,863,428
AvalonBay Communities, Inc.	322,703	66,128,299
BRT Apartments Corp.	26,546	497,472
Camden Property Trust	235,356	26,065,677
Centerspace	33,933	2,369,541
Elme Communities	197,839	3,256,430
Equity LifeStyle Properties, Inc.	419,140	28,786,535
Equity Residential	859,265	59,830,622
Essex Property Trust, Inc.	145,216	40,422,326
Independence Realty Trust, Inc.	510,191	9,515,062
Invitation Homes, Inc.	1,392,093	49,099,120
Mid-America Apartment Communities, Inc.	264,145	36,919,546
NexPoint Residential Trust, Inc.	51,248	2,239,025
Sun Communities, Inc.	280,553	35,554,482
UDR, Inc.	746,712	29,920,750
UMH Properties, Inc.	145,468	2,583,512
Veris Residential, Inc.	178,344	2,801,784
		426,569,071
Retail REITs — 16.7%
Acadia Realty Trust	229,206	4,960,018
Agree Realty Corp.	225,256	15,535,906
Alexander’s, Inc.	4,899	1,187,028
Brixmor Property Group, Inc.	681,531	17,358,595
CBL & Associates Properties, Inc.	51,737	1,333,262
Federal Realty Investment Trust	187,454	20,929,239
Getty Realty Corp.	112,177	3,322,683
InvenTrust Properties Corp.	153,958	4,336,997
Kimco Realty Corp.	1,498,408	32,560,406
Kite Realty Group Trust	490,216	12,088,727
Macerich Co. (The)	489,123	7,830,859
NETSTREIT Corp.	167,427	2,757,523
NNN REIT, Inc.	412,241	18,505,498
Phillips Edison & Co., Inc.	277,191	9,729,404
Realty Income Corp.	1,960,804	112,608,974

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	418,105	$ 28,155,191
Retail Opportunity Investments Corp.	280,377	4,191,636
Saul Centers, Inc.	24,111	953,590
Simon Property Group, Inc.	736,046	112,938,898
SITE Centers Corp.	429,033	6,628,560
Tanger, Inc.	238,727	6,899,210
Urban Edge Properties	271,204	5,505,441
Whitestone REIT	112,117	1,547,215
		431,864,860
Specialized REITs — 27.6%
CubeSmart	508,906	24,213,748
Digital Realty Trust, Inc.	734,729	109,834,638
EPR Properties	169,933	7,646,985
Equinix, Inc.	215,743	170,488,748
Extra Space Storage, Inc.	475,790	75,945,600
Farmland Partners, Inc.	100,205	1,064,177
Four Corners Property Trust, Inc.	208,021	5,645,690
Gaming & Leisure Properties, Inc.	592,447	29,740,839
Gladstone Land Corp.	76,741	1,139,604
Iron Mountain, Inc.	662,330	67,928,565
Lamar Advertising Co., Class A	198,059	23,739,352
National Storage Affiliates Trust	162,932	6,936,015
Outfront Media, Inc.	335,194	5,436,847
Public Storage	359,798	106,471,424
Safehold, Inc.	117,986	2,730,196
VICI Properties, Inc.	2,371,664	74,138,217
		713,100,645
Total Long-Term Investments — 99.6% (Cost: $2,639,116,941)		2,577,145,810
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	2,138,223	$ 2,139,078
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	7,524,491	7,524,491
Total Short-Term Securities — 0.4% (Cost: $9,663,410)		9,663,569
Total Investments — 100.0% (Cost: $2,648,780,351)		2,586,809,379
Liabilities in Excess of Other Assets — (0.0)%		(935,227)
Net Assets — 100.0%		$ 2,585,874,152
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,558,636	$ —	$ (419,535)(a)	$ 153	$ (176)	$ 2,139,078	2,138,223	$ 6,043(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,904,914	619,577(a)	—	—	—	7,524,491	7,524,491	93,439	—
				$ 153	$ (176)	$ 9,663,569		$ 99,482	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	226	09/20/24	$ 8,204	$ 578,369
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,577,145,810	$ —	$ —	$ 2,577,145,810
Short-Term Securities
Money Market Funds	9,663,569	—	—	9,663,569
	$ 2,586,809,379	$ —	$ —	$ 2,586,809,379
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 578,369	$ —	$ —	$ 578,369
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
3